Schedule 1 - CONDENSED STATEMENTS OF CASH FLOW (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Financial Statements
Cash Flows from Operating Activities:	¥ 243,921	$ 34,881	¥ 437,250	¥ 406,516
Cash Flows from Investing Activities:
Purchase of short-term investments	(6,178,737)	(883,548)	(6,441,705)	(11,445,715)
Proceeds from maturity of short-term investments	7,224,779	1,033,130	7,891,955	10,683,916
Purchase of long-term investments	(1,296,927)	(185,458)	(1,012,319)	(200,668)
Proceeds from early redemption of long-term investments	72,541	10,373	71,957
Net cash (used in)/provided by investing activities	(224,740)	(32,138)	291,637	(1,172,960)
Cash Flows from Financing Activities:
Proceeds from exercise of share option	6,430	920	7,225	11,710
Payment for share repurchase	(91,234)	(13,046)	(106,979)	(526,025)
Dividend to shareholders	(130,413)	(18,649)	(158,671)
Net cash used in financing activities	(373,934)	(53,471)	(198,579)	(377,238)
Effect of exchange rate changes on cash and cash equivalents	(20,705)	(2,961)	2,577	26,173
Net (decrease)/increase in cash and cash equivalents and restricted cash	(375,458)	(53,689)	532,885	(1,117,509)
Total cash and cash equivalents and restricted cash at beginning of year	1,506,911	215,485	974,026	2,091,535
Total cash and cash equivalents and restricted cash at end of year	1,131,453	161,796	1,506,911	974,026
Waterdrop Inc.
Condensed Financial Statements
Cash Flows from Operating Activities:	427,168	61,084	1,615,062	621,178
Cash Flows from Investing Activities:
Purchase of short-term investments	(2,131,234)	(304,762)	(2,066,920)	(1,376,678)
Proceeds from maturity of short-term investments	2,650,208	378,975	2,132,554	1,140,429
Investment in subsidiaries			(14,664)	(5,938)
Purchase of long-term investments	(1,294,927)	(185,172)	(1,009,619)	(57,550)
Proceeds from early redemption of long-term investments	72,541	10,373	35,979
Net cash (used in)/provided by investing activities	(703,412)	(100,586)	(922,670)	(299,737)
Cash Flows from Financing Activities:
Proceeds from exercise of share option	6,430	920	7,225	11,710
Payment for share repurchase	(91,234)	(13,046)	(106,979)	(526,025)
Dividend to shareholders	(130,413)	(18,649)	(158,671)
Net cash used in financing activities	(215,217)	(30,775)	(258,425)	(514,315)
Effect of exchange rate changes on cash and cash equivalents	(9,010)	(1,289)	21,208	(24,678)
Net (decrease)/increase in cash and cash equivalents and restricted cash	(500,471)	(71,566)	455,175	(217,552)
Total cash and cash equivalents and restricted cash at beginning of year	589,440	84,289	134,265	351,817
Total cash and cash equivalents and restricted cash at end of year	¥ 88,969	$ 12,723	¥ 589,440	¥ 134,265